Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, net
Property and equipment, gross	$ 6,943	$ 6,507
Less: Accumulated depreciation	(6,266)	(6,046)
Exchange differences	(141)	(132)
Property and equipment, net	536	329
Office equipment
Property and equipment, net
Property and equipment, gross	4,541	4,327
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,645	1,487
Furniture and fixtures
Property and equipment, net
Property and equipment, gross	$ 757	$ 693